Related Party Transactions (Details) - Schedule of Related Parties	12 Months Ended
Dec. 31, 2022
Wang Ping [Member]
Related Party Transaction [Line Items]
Relationship	Non-controlling shareholder of the Company
Executives of a subsidiary as a group [Member]
Related Party Transaction [Line Items]
Relationship	Executives of a subsidiary
Mr. Li Zhiqiang [Member]
Related Party Transaction [Line Items]
Relationship	Non-controlling shareholder of the Company
Mengzhou Dexin Concrete Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship	Subsidiary of Mr. Li Zhiqiang
Mengzhou Dexin Health Industry Investment Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship	Subsidiary of Mr. Li Zhiqiang
Mr. Yang Hongming [Member]
Related Party Transaction [Line Items]
Relationship	Non-controlling shareholder of the Company
Mr.Yang Yang [Member]
Related Party Transaction [Line Items]
Relationship	Director of company’s subsidiary
Mr.Qian Xiaofang [Member]
Related Party Transaction [Line Items]
Relationship	Supervisor of company’s subsidiary
Changxing Zhizhou Rehabilitation Nursing Home [Member]
Related Party Transaction [Line Items]
Relationship	Subsidiary of 6
Hu Haibo [Member]
Related Party Transaction [Line Items]
Relationship	Non-controlling shareholder of the Company
Wang Xuelei [Member]
Related Party Transaction [Line Items]
Relationship	Non-controlling shareholder of the Company
Jiangxi 123 investment management Co. Ltd [Member]
Related Party Transaction [Line Items]
Relationship	Non-controlling shareholder of the Company
Quan Xiaoyu [Member]
Related Party Transaction [Line Items]
Relationship	Non-controlling shareholder of the Company
Yue Xuexin [Member]
Related Party Transaction [Line Items]
Relationship	Non-controlling shareholder of the Company
Wen Liping [Member]
Related Party Transaction [Line Items]
Relationship	Non-controlling shareholder of the Company
Hengyang Tongdexiang medical Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship	Subsidiary of Wen Liping
Zhao Tianming [Member]
Related Party Transaction [Line Items]
Relationship	Non-controlling shareholder of the Company
Yue Ziman [Member]
Related Party Transaction [Line Items]
Relationship	Non-controlling shareholder of the Company
Hunan Anyue Kangning healthy management Co. Ltd [Member]
Related Party Transaction [Line Items]
Relationship	Subsidiary of non-controlling shareholder of the Company
Changning Kangning healthy management Co. Ltd [Member]
Related Party Transaction [Line Items]
Relationship	Subsidiary of non-controlling shareholder of the Company
Zhongqi Gaoda (Beijing) Investment Fund Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship	Subsidiary of Executives of the Company
Zhongqi Harbor (Beijing) Capital Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship	Subsidiary of Executives of the Company
Yu Xiaolei [Member]
Related Party Transaction [Line Items]
Relationship	Non-controlling shareholder of the Company
Du Jun [Member]
Related Party Transaction [Line Items]
Relationship	Director of a subsidiary
Shenzhen Qidian Future Venture Capital LLP [Member]
Related Party Transaction [Line Items]
Relationship	Non-controlling shareholder of the Company
Zhongqi Xinxing Venture Investment Fund [Member]
Related Party Transaction [Line Items]
Relationship	Subsidiary of Executives of the Company
Zhongqi Fortune Investment Management Nanjing centre [Member]
Related Party Transaction [Line Items]
Relationship	Subsidiary of Executives of the Company
Xin Yu [Member]
Related Party Transaction [Line Items]
Relationship	CEO of a subsidiary of the company
Li Xiaoran [Member]
Related Party Transaction [Line Items]
Relationship	Executive of a subsidiary
Cai Yuntao [Member]
Related Party Transaction [Line Items]
Relationship	Non-controlling shareholder of the Company
Chen Jun [Member]
Related Party Transaction [Line Items]
Relationship	Director of a subsidiary
Ning Quanxiu [Member]
Related Party Transaction [Line Items]
Relationship	Executive of a subsidiary
Li Changzhong [Member]
Related Party Transaction [Line Items]
Relationship	Executive of a subsidiary
Nanjing Xirun Health Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship	A company controlled by Li Changzhong
Anhui Wanbaotang Traditional Chinese Medicine Museum Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship	A company controlled by Li Changzhong
Nanjing Fengfan Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship	A company controlled by Cai Yuntao
Shen Xuewu [Member]
Related Party Transaction [Line Items]
Relationship	Director of a subsidiary
Guoyi Qiankun (Beijing) Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship	Non-controlling shareholder of the Company
Jingkang Zhixuan (Henan) medical technology Co. Ltd. [Member]
Related Party Transaction [Line Items]
Relationship	A company controlled by Guoyi Qiankun (Beijing) Technology Co., Ltd.
Bailinuo Wuhan Management Consulting Co. Ltd [Member]
Related Party Transaction [Line Items]
Relationship	A company controlled by Shen Xuewu
Wei Hong [Member]
Related Party Transaction [Line Items]
Relationship	Non-controlling shareholder of the Company
Changsha Sinocare Inc [Member]
Related Party Transaction [Line Items]
Relationship	Non-controlling shareholder of the Company
You Jia [Member]
Related Party Transaction [Line Items]
Relationship	Non-controlling shareholder of the Company
Chen Yidong [Member]
Related Party Transaction [Line Items]
Relationship	CEO of a subsidiary of the company
Wang Yuying [Member]
Related Party Transaction [Line Items]
Relationship	CEO of a subsidiary of the Company
Yao Chunyan [Member]
Related Party Transaction [Line Items]
Relationship	Non-controlling shareholder of the Company
Hangzhou Yixing Medical Devices Ltd. [Member]
Related Party Transaction [Line Items]
Relationship	A company controlled by You Jia
Nanning 6 Dimension Dental Clinic [Member]
Related Party Transaction [Line Items]
Relationship	A company controlled by You Jia
Lei Chen [Member]
Related Party Transaction [Line Items]
Relationship	Non-controlling shareholder of the Company
Liwen Wang [member]
Related Party Transaction [Line Items]
Relationship	Non-controlling shareholder of the Company
Shandong Taipu Investment Limited Liability Partnership [Member]
Related Party Transaction [Line Items]
Relationship	Non-controlling shareholder of the Company
Sichuan Ruitao Technology Co.,Ltd [Member]
Related Party Transaction [Line Items]
Relationship	Non-controlling shareholder of the Company
Guizhen Zuo [Member]
Related Party Transaction [Line Items]
Relationship	Non-controlling shareholder of the Company
Xiaodong Wang [Member]
Related Party Transaction [Line Items]
Relationship	Non-controlling shareholder of the Company
Hangzhou Red Feather Enterprise Management Consulting L.P. [Member]
Related Party Transaction [Line Items]
Relationship	Non-controlling shareholder of the Company
Hangzhou Violet Stone Enterprise Management Consulting L.P. [Member]
Related Party Transaction [Line Items]
Relationship	Non-controlling shareholder of the Company
Hengyang Hefukang Medical Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship	Subsidiary of non-controlling shareholder of the Company
Jiujiang Ailaifu Medical Cosmetology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship	Subsidiary of non-controlling shareholder of the Company
Wilson Liu [Member]
Related Party Transaction [Line Items]
Relationship	Controlling shareholder of the Company
Sannuo Health Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship	Subsidiary of non-controlling shareholder of the Company
Zhongqi Xuanli Investment Management Nanjing LLP [Member]
Related Party Transaction [Line Items]
Relationship	Subsidiary of Executives of the Company
Mengzhou Xinde Concrete Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship	Subsidiary of non-controlling shareholder of the Company
Yue Xuexin岳学新 [Member]
Related Party Transaction [Line Items]
Relationship	Executive of a subsidiary
Beijing Oddpoint Chuangshi Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship	Subsidiary of non-controlling shareholder of the Company
Renhe Future Biotechnology (Changsha) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship	Subsidiary of non-controlling shareholder of the Company